Stock-Based Compensation - Stock Options Outstanding Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options, Shares	46,724,765
Outstanding Options, Weighted average remaining contractual Life (Years)	4 years 4 months 24 days
Outstanding Options, Weighted Average Exercise Price	$ 29.12
Exercisable Options, Shares	39,556,000
Exercisable Options, Weighted Average Exercise Price	$ 29.19
Exercise Prices Range $11.02-$15.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	$ 11.02
Upper range limit of Exercise Prices	$ 15.00
Outstanding Options, Shares	4,661,087
Outstanding Options, Weighted average remaining contractual Life (Years)	5 years 1 month 6 days
Outstanding Options, Weighted Average Exercise Price	$ 11.39
Exercisable Options, Shares	4,661,087
Exercisable Options, Weighted Average Exercise Price	$ 11.40
Exercise Prices Range $15.01-$20.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	$ 15.01
Upper range limit of Exercise Prices	$ 20.00
Outstanding Options, Shares	167,391
Outstanding Options, Weighted average remaining contractual Life (Years)	2 years 4 months 24 days
Outstanding Options, Weighted Average Exercise Price	$ 19.54
Exercisable Options, Shares	167,391
Exercisable Options, Weighted Average Exercise Price	$ 19.54
Exercise Prices Range $20.01-$25.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	$ 20.01
Upper range limit of Exercise Prices	$ 25.00
Outstanding Options, Shares	3,390,179
Outstanding Options, Weighted average remaining contractual Life (Years)	6 years 2 months 12 days
Outstanding Options, Weighted Average Exercise Price	$ 23.85
Exercisable Options, Shares	2,216,001
Exercisable Options, Weighted Average Exercise Price	$ 23.84
Exercise Prices Range $25.01-$30.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	$ 25.01
Upper range limit of Exercise Prices	$ 30.00
Outstanding Options, Shares	13,108,918
Outstanding Options, Weighted average remaining contractual Life (Years)	5 years 2 months 12 days
Outstanding Options, Weighted Average Exercise Price	$ 29.05
Exercisable Options, Shares	8,276,837
Exercisable Options, Weighted Average Exercise Price	$ 29.29
Exercise Prices Range $30.01-$35.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	$ 30.01
Upper range limit of Exercise Prices	$ 35.00
Outstanding Options, Shares	17,999,955
Outstanding Options, Weighted average remaining contractual Life (Years)	3 years 10 months 24 days
Outstanding Options, Weighted Average Exercise Price	$ 31.97
Exercisable Options, Shares	16,837,858
Exercisable Options, Weighted Average Exercise Price	$ 31.83
Exercise Prices Range $35.01-$36.25 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	$ 35.01
Upper range limit of Exercise Prices	$ 36.25
Outstanding Options, Shares	7,397,235
Outstanding Options, Weighted average remaining contractual Life (Years)	3 years 1 month 6 days
Outstanding Options, Weighted Average Exercise Price	$ 36.07
Exercisable Options, Shares	7,396,826
Exercisable Options, Weighted Average Exercise Price	$ 36.07